Consolidated Statement of Other Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement Of Other Comprehensive Income Abstract
Loss for the year	S/ (362,054)	S/ (101,816)	S/ (215,178)
Items that may be subsequently reclassified to profit or loss
Cash flow hedge, net of tax			(626)
Other comprehensive income recycled	(7,461)
Foreign currency translation adjustment, net of tax	(20,911)	(5,009)	1,571
Exchange difference from net investment in a foreign operation, net of tax	(289)	(428)	708
Other comprehensive income for the year, net of tax	(28,661)	(5,437)	1,653
Total comprehensive income for the year	(390,715)	(107,253)	(213,525)
Comprehensive income attributable to:
Controlling interest in the Company	(479,713)	(147,425)	(239,804)
Non-controlling interest	88,998	40,172	26,279
Comprehensive income attributable to, total	(390,715)	(107,253)	(213,525)
Total comprehensive income for the year attributable to controlling interest in the Company:
Continuing operations	(479,713)	(120,651)	(222,225)
Discontinued operations		(26,774)	(17,579)
Comprehensive income for the period attributable to owners of the Company, total	S/ (479,713)	S/ (147,425)	S/ (239,804)